SEGMENTAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Revenue by Major Customer
For the three and six months ended June 30, 2013 and 2012, revenues from the following customers accounted for over 10% of the Partnership's consolidated and combined revenues:

	Three months ended June 30,				Six months ended June 30,
(in thousands of $)	2013		2012		2013		2012
Petrobras	18,606	24%	23,810	33%	35,793	23%	47,248	36%
DUSUP	11,932	15%	12,018	17%	23,818	16%	24,035	19%
Pertamina	9,048	12%	9,353	13%	18,044	12%	18,384	14%
BG Group plc	15,042	19%	17,222	24%	31,582	21%	23,523	18%
PTNR	16,392	21%	8,790	12%	32,469	21%	8,790	7%

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following geographical data presents the Partnership's revenues and fixed assets with respect only to its FSRUs, operating under long-term charters, at specific locations.

Revenues	Three months ended June 30		Six months ended June 30
(in thousands of $)	2013	2012	2013	2012

Brazil	18,606	23,810	35,793	47,248
United Arab Emirates	11,932	12,018	23,818	24,035
Indonesia	16,392	8,790	32,469	8,790

The following describes the Partnership's long-lived assets by country. LNG vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Fixed assets	June 30,	December 31,
(in thousands of $)	2013	2012

Brazil	416,806	379,061
United Arab Emirates	148,016	153,097
Indonesia	240,951	247,942